Supplemental Information with Respect to Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash flow statement [text block] [Abstract]
Interest amount paid	$ 872,505	$ 627,557
Income tax
Description of convertible debenture	(a)Reclassified $40,980 from convertible debenture to share capital as the result of a conversion of $57,692 of debentures into 1,149 shares. (b)Recognized $912,916 (2019-$329,706) of accretion of the convertible debentures, classified $56,471 of long-term debt, $127,776 of lease obligations and $6,160,769 of convertible debentures all as current liabilities. (c)Issued shares with a value of $710,970 and accrued share to be issued of $560,000 in exchange for services. (d)Recognized $306,086 in right of use assets and lease liabilities.